OAK HALL(R) SMALL CAP CONTRARIAN FUND
--------------------------------------------------------------------------------

Two Portland Square, Portland, Maine 04101

Shareholder Inquiries                                            [LOGO]
    Forum Financial Corp.
    P.O. Box 446, Portland, Maine 04112
    207-879-0001
    800-625-4255

--------------------------------------------------------------------------------
ANNUAL REPORT MARCH 31, 1999
--------------------------------------------------------------------------------



Dear Shareholder:

As we write this shareholder letter, we are both excited and disappointed - two emotions that do not usually coincide. On the disappointing side, the Fund in the fiscal year ending March 31, 1999 was down 22.30% versus the Russell 2000 Index which was down 16.19% over the same period.* This sub-performance can be partially explained by the superior return that was generated in the January - March period of 1998 which put us on a high plateau that was vulnerable to the extreme volatility which ensued for small cap stocks in the succeeding 12 months. More importantly, the divergence between small and large capitalization stocks became extreme during the year and no area of small cap was spared save some special pockets of technology and the speculation in Internet stocks.

On the exciting end of the spectrum, we have seen a dramatic change in the fortunes of small stocks recently. In the month of March alone, the Oak Hall Small Cap Contrarian Fund is up roughly 6.00%. Is this the long awaited broadening of the market that has been anticipated for the past 3 years? We believe this is a distinct possibility and in the following paragraphs, we will try to define the current market environment and explain the reasons for our optimism.

In many ways we are in precedent setting times in the equity investment business. Record high valuations in the large cap growth market are accompanied by extremely narrow leadership, with most days showing more 12 month lows than highs for individual stocks. We see feverish speculation in areas such as the Internet and in various forms of E-Commerce based enterprises. This aggressive investment stance is drawing funds from more traditional small cap investment areas, and when combined with the roughly two billion monthly outflows from small cap mutual funds, puts undue pressure on this asset class.

We are often asked what will happen to change this extremely unsettling dependence on a small number of highly visible, highly liquid stocks, and when will traditional small cap investing come back in vogue. After all, it's been almost four years of underperformance for small cap, especially in the value end, and investors rightly question whether this asset class will ever recover. The following are observations we think will contribute to a change in perception.

At the present time, the relative value of small cap to large cap stocks is at the greatest spread it's been in more than 20 years. There is historical precedent for significant small cap recovery following periods of undervaluation and indeed the periods of 1976-1984, and 1991-1994 (periods of significant small stock outperformance) came after major periods of underperformance. Therefore, the environment is conducive to a small stock sustained rally even though the timing is in question.

Small cap profit growth continues to outpace large cap profit growth (the S&P this year will be hard pressed to grow more than 5%). Even in this environment, small cap multiples continue to go down and a reversion to the mean seems inevitable.





* PAST  PERFORMANCE  CANNOT  GUARANTEE  FUTURE  RESULTS.  INVESTMENT  RETURN AND
PRINCIPAL VALUE WILL VARY, AND SHARES MAY BE WORTH MORE OR LESS AT REDEMPTION THAN AT ORIGINAL PURCHASE. SMALL CAPITALIZATION STOCKS ARE REPRESENTED BY THE RUSSELL 2000 INDEXTM, WHICH IS A MARKET WEIGHTED INDEX OF 2,000 SMALL CAP U.S. COMPANIES. THE INDEX IS UNMANAGED AND ITS PERFORMANCE REFLECTS THE REINVESTMENT OF DIVIDENDS. INDIVIDUALS CANNOT INVEST DIRECTLY IN THE INDEX.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL(R) SMALL CAP CONTRARIAN FUND
ANNUAL REPORT


================================================================================



The US economy continues to grow at a surprisingly positive rate and long-term rates appear to be drifting back towards a 5% yield. This is very positive for our mostly domestic-oriented companies and should enable them to continue to grow earnings at a double-digit rate.

Lastly, we believe we are on the cusp of a prolonged period of mergers and acquisitions in the small and mid-cap area. Valuations are so depressed in these stocks that sophisticated strategic and financial buyers are seeing the virtues of accretive purchases and could conceivably cause a rise in valuations.

On a more fundamental basis, we continue to find an unusual number of compelling investment ideas. During the quarter, we established positions in Applied Power, a diversified industrial company with a strong position in electronic and electrical enclosures, an especially attractive niche market. Applied Power's earnings have grown at 20%, yet sells at barely 10x earnings. We also invested in U.S. Industries, a diversified manufacturer of consumer products oriented towards the Do-It-Yourself home building market. Like Applied Power, it sells for less than 10x earnings and has earnings growth prospects of 15 to 20%. We also established positions in a down trodden technology company - Informix - and a regional airline - Midwest Express - which has superior future growth prospects. We sold our positions in Tiffany's and Outback Steakhouse after they reached our price objectives and divested our stakes in Bombay and Claire's after some fundamental changes in their strategic outlook took place.

The values we see in the small cap area are compelling and this we believe is the salvation of this asset class. Assuming interest rates stay low and the US economy remains robust, small caps should come back into focus. We intend to be there and appreciate your support.



John W. Morosani                                         Edward M. Cimilluca
Co-Portfolio Manager                                     Co-Portfolio Manager









--------------------------------------------------------------------------------
                                                                  FORUM FUNDS(R)
                                        2

--------------------------------------------------------------------------------


OAK HALL(R) SMALL CAP CONTRARIAN FUND
ANNUAL REPORT


================================================================================

The following chart compares changes in value of a $10,000 investment in the Oak Hall Small Cap Contrarian Fund, including reinvested dividends and distributions, to the performance of the Russell 2000 Index since inception of the Fund. The Russell 2000 Index is a market weighted index of 2,000 companies with market capitalizations from $162 million to $1 billion. The Russell 2000 Index is unmanaged and its performance reflects the reinvestment of dividends. It is important to keep in mind that the Russell 2000 Index excludes the effect of any expenses which have been deducted from the Fund's return. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

           OAK HALL SMALL CAP CONTRARIAN FUND VS. RUSSELL 2000 INDEX

                                         Average Annual Total Return
                                        One       Five      Since          Value
                                        Year      Year      Inception*   on 3/31/99
                                        ----      ----      ----------   ----------
Oak Hall Small Cap Contrarian Fund     (22.30%)   5.16%      10.02%       $18,948
Russell 2000 Index                     (16.19%)  10.88%      12.61%       $22,299



                      [EDGAR REPRESENTATION OF LINE CHART]

                                        1992      1993      1994      1995      1996      1997      1998      1999
                                        June      March     March     March     March     March     March     March
                                        ----      -----     -----     -----     -----     -----     -----     -----
Oak Hall Small Cap Contrarian Fund    $10,000    $11,979   $14,735   $12,865   $15,816   $16,288    $24,384  $18,948
Russell 2000 Index                    $10,000    $12,140   $13,304   $13,841   $17,794   $18,716    $26,606  $22,299



* Inception date for Oak Hall Small Cap Contrarian Fund is July 13, 1992. Figures for the Russell 2000 Index are based on an inception date of June 30, 1992.


--------------------------------------------------------------------------------
                                                                  FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL(R) SMALL CAP CONTRARIAN FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999


================================================================================


                          SECURITY                                                       SECURITY
  SHARES                DESCRIPTION                  VALUE       SHARES                 DESCRIPTION                     VALUE
----------- -------------------------------------  ----------   --------- ----------------------------------------  --------------
 COMMON STOCK  (98.8%)                                           INDUSTRIAL & COMMERCIAL MACHINERY, CONTINUED:
AIR TRANSPORTATION  (2.1%)                                         9,200  U.S. Industries, Inc...................        $ 151,225
                                                                                                                    --------------
                                                                                                                    --------------
     2,900  Midwest Express Holdings, Inc.(a)......   $85,188                                                              326,950
                                                   ----------                                                       --------------
 APPAREL & ACCESSORY STORES  (3.4%)                              MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
     4,300  Footstar, Inc.(a)......................   137,600       PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS  (4.0%)
                                                   ----------
 AUTOMOTIVE RETAIL  (2.1%)                                         6,800  Roper Industries, Inc..................          162,350
                                                                                                                    --------------
    11,200  LoJack Corp.(a)........................    86,100    MOTION PICTURES  (2.1%)
                                                   ----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &                        4,700  Carmike Cinemas, Inc.(a)...............           84,894
                                                                                                                    --------------
    OPERATIVE BUILDERS  (5.6%)                                   OIL & GAS EXTRACTION  (9.9%)
    12,600  Cavalier Homes, Inc....................   121,275       6,700  Central Pacific Minerals NL(a)........           66,581
     5,500  Champion Enterprises, Inc.(a)..........   106,562      14,366  EEX Corp.(a)..........................           70,034
                                                   ----------
                                                   ----------
                                                      227,837      29,300  Meridian Resource Corp.(a)............           98,888
                                                   ----------
BUSINESS SERVICES  (5.6%)                                          11,200  Snyder Oil Corp.......................          165,900
                                                                                                                    --------------
                                                                                                                    --------------
     4,700  ADVO, Inc.(a)..........................    90,769                                                              401,403
                                                                                                                    --------------
     4,900  Harte-Hanks, Inc.......................   134,443     PETROLEUM REFINING & RELATED INDUSTRIES  (3.9%)
                                                   ----------
                                                   ----------
                                                      225,212     10,600  Input/Output, Inc.(a)..................           66,913
                                                   ----------
CHEMICAL & ALLIED PRODUCTS  (2.9%)                                12,400  Newpark Resources, Inc.(a).............           89,900
                                                                                                                    --------------
                                                                                                                    --------------
     8,200  Dura Pharmaceuticals, Inc.(a)..........   115,825                                                              156,813
                                                   ----------                                                       --------------
COMMUNICATION SERVICES  (5.9%)                                   PRIMARY METAL INDUSTRIES  (3.0%)
    21,100  Premiere Technologies, Inc.(a).........   240,013       7,100  Belden, Inc...........................          121,144
                                                   ----------                                                       --------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS  (5.6%)                   REAL ESTATE  (5.0%)
     8,500  Comfort Systems USA, Inc.(a)...........   124,312      16,200  Capital Automotive REIT...............          201,488
                                                                                                                    --------------
     7,000  Watsco, Inc............................   102,375    RETAIL SALES  (5.8%)
                                                   ----------
                                                   ----------
                                                      226,687      12,900  Petco  Animal Supplies, Inc.(a).......          129,000
                                                   ----------
DEPOSITORY INSTITUTIONS  (3.1%)                                     3,100  Zale Corp.(a).........................          105,981
                                                                                                                    --------------
                                                                                                                    --------------
     2,500  Astoria Financial Corp.................   125,000                                                              234,981
                                                   ----------                                                       --------------
EATING & DRINKING PLACES  (2.7%)                                 SOFTWARE  (5.0%)
     8,000  RARE Hospitality International, Inc.(a)   110,000      13,700  Informix Corp.(a).....................          101,038
                                                   ----------
ELECTRONIC & COMPUTER RELATED EQUIPMENT  (2.4%)                    13,700  Inso Corp.(a).........................          103,606
                                                                                                                    --------------
                                                                                                                    --------------
     6,800  Vishay Intertechnology, Inc.(a)........   99,025                                                              204,644
                                                   ----------                                                       --------------
HEALTH SERVICES  (5.3%)                                          TEXTILE MILL PRODUCTS  (2.8%)
    12,500  American Oncology Resources, Inc.(a)..   112,500        6,200  Shaw Industries, Inc..................         114,700
                                                                                                                    --------------
                                                                                                                    --------------
    12,300  Physician Reliance Network, Inc.(a)....  104,550     TOTAL COMMON STOCK  (Cost $3,846,416)                   4,006,467
                                                   ----------                                                       --------------
                                                   ----------
                                                     217,050
                                                   ----------
HOME FURNITURE, FURNISHINGS &                                    SHORT-TERM HOLDINGS  (1.2%)
   Equipment Stores  (2.5%)                                       49,785  Dreyfus Government Cash
    12,500  Pier 1 Imports, Inc....................  101,563                   Management Fund  (cost $49,785)...           49,785
                                                   ----------
                                                                                                                    ==============
INDUSTRIAL & COMMERCIAL MACHINERY  (8.1%)                        TOTAL INVESTMENTS  (100.0%)  (cost $3,896,201)...     $ 4,056,252
                                                                                                                    ==============
     3,600  Applied Power, Inc.....................  98,100
     2,300  Pentair, Inc...........................  77,625

(a) Non-income producing security.

--------------------------------------------------------------------------------
See Notes to Financial Statements.                               FORUM FUNDS (R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL(R) SMALL CAP CONTRARIAN FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999

================================================================================

ASSETS:
      Investments (Note 2):
         Investments at cost...........................................     $  3,896,201
         Net unrealized appreciation...................................          160,051
                                                                        ----------------
      Total investments at value........................................       4,056,252
      Interest, dividends and other receivables.........................             991
      Receivable from adviser (Note 3)..................................          89,518
      Prepaid expenses..................................................          14,962
                                                                        ----------------
Total assets ...........................................................       4,161,723
                                                                        ----------------
LIABILITIES:
      Payable to administrator (Note 3).................................          12,741
      Payable to transfer agent (Note 3)................................           1,281
      Accrued fees and other expenses...................................          80,257
                                                                        ----------------
Total liabilities ......................................................          94,279
                                                                        ----------------
NET ASSETS..............................................................    $  4,067,444
                                                                        ================
COMPONENTS OF NET ASSETS:
      Paid in capital...................................................    $  4,216,646
      Unrealized appreciation on investments............................         160,051
      Accumulated net realized loss.....................................        (309,253)
                                                                        ----------------
NET ASSETS..............................................................    $  4,067,444
                                                                        ================
SHARES OF BENEFICIAL INTEREST...........................................         254,977
                                                                        ================
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)......               $    15.95
                                                                        ================

--------------------------------------------------------------------------------
See Notes to Financial Statements.  5                             FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL(R) SMALL CAP CONTRARIAN FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1999

================================================================================

INVESTMENT INCOME:
      Dividend income......................................................        $ 36,594
      Interest income......................................................          11,427
                                                                           -----------------
Total investment income ...................................................          48,021
                                                                           -----------------

EXPENSES:
      Investment advisory  (Note 3)........................................          38,224
      Administration  (Note 3).............................................          12,741
      Transfer agent  (Note 3).............................................          17,599
      Custody..............................................................           9,489
      Accounting  (Note 3).................................................          39,000
      Audit................................................................          21,270
      Directors............................................................             366
      Legal................................................................           6,468
      Registration.........................................................          14,195
      Reporting............................................................          18,062
      Miscellaneous........................................................           8,282
                                                                           -----------------
Total expenses ............................................................         185,696
      Expenses reimbursed and fees waived (Note 3) ........................        (109,202)
                                                                           -----------------
Net expenses ..............................................................          76,494
                                                                           -----------------
NET INVESTMENT LOSS .......................................................         (28,473)
                                                                           -----------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized loss on investments sold ...............................        (281,589)
      Net change in unrealized depreciation on investments ................      (1,116,304)
                                                                           -----------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS............................      (1,397,893)
                                                                           -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................    $ (1,426,366)
                                                                           =================

--------------------------------------------------------------------------------
See Notes to Financial Statements.  6                             FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL(R) SMALL CAP CONTRARIAN FUND
STATEMENT OF CHANGES IN NET ASSETS


================================================================================


                                                                                     Year                 Year
                                                                                    Ended                 Ended
                                                                                March 31, 1999       March 31, 1998
                                                                               -----------------    ------------------

NET ASSETS - Beginning of Period............................................       $ 7,207,925           $ 7,310,193
                                                                               -----------------    ------------------

OPERATIONS:
     Net investment loss....................................................           (28,473)              (84,363)
     Net realized gain (loss) on investments sold...........................          (281,589)            1,344,532
     Net change in unrealized appreciation (depreciation) on investments....        (1,116,304)            1,304,798
                                                                               -----------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations.....................................................        (1,426,366)            2,564,967
                                                                               -----------------    ------------------

DISTRIBUTION TO SHAREHOLDERS FROM:
     Net realized gain on investments.......................................           (27,072)                    -
                                                                               -----------------    ------------------

CAPITAL SHARE TRANSACTIONS (a):
     Sale of shares.........................................................           394,323             2,446,775
     Reinvestment of distributions..........................................            23,893                     -
     Redemption of shares...................................................        (2,105,259)           (5,114,010)
                                                                               -----------------    ------------------
     Net decrease from capital transactions.................................        (1,687,043)           (2,667,235)
                                                                               -----------------    ------------------

     Net decrease in net assets.............................................        (3,140,481)             (102,268)
                                                                               -----------------    ------------------

NET ASSETS - End of Period..................................................       $ 4,067,444           $ 7,207,925
                                                                               =================    ==================

(a)  Shares Issued (Redeemed)
          Sale of shares....................................................            23,000               138,550
          Reinvestment of distributions.....................................             1,558                     -
          Redemption of shares..............................................          (118,397)             (319,320)
                                                                               -----------------    ------------------
          Net decrease in shares............................................           (93,839)             (180,770)
                                                                               =================    ==================

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL(R) SMALL CAP CONTRARIAN FUND
FINANCIAL HIGHLIGHTS


================================================================================


Selected data for a share of the Fund outstanding throughout each period.

                                                                          Nine Months
                                            Year Ended     Year Ended        Ended         Year Ended     Year Ended     Year Ended
                                            March 31,       March 31,      March 31,        June 30,       June 30,       June 30,
                                               1999           1998            1997            1996           1995           1994
                                          ---------------  ------------  ---------------  -------------  -------------  ------------

Net Asset Value, Beginning of
     Period............................          $20.66        $13.80           $13.61         $11.33         $12.55         $14.30
                                          ---------------  ------------  ---------------  -------------  -------------  ------------
Investment Operations:
     Net Investment Loss...............           (0.11)        (0.24)           (0.15)         (0.32)(a)      (0.03)(a)      (0.09)
     Net Realized and Unrealized
         Investment Gain (Loss) on
         Investments...................           (4.50)         7.10             0.34           2.60          (0.10)         (0.52)
                                          ---------------  ------------  ---------------  -------------  -------------  ------------
Total from Investment Operations.......           (4.61)         6.86             0.19           2.28          (0.13)         (0.61)
Distributions from:
     Net Realized Gain on Investments..           (0.10)            -                -              -          (1.09)         (1.14)
                                          ---------------  ------------  ---------------  -------------  -------------  ------------
Net Asset Value, End of Period.........          $15.95        $20.66           $13.80         $13.61         $11.33         $12.55
                                          ===============  ============  ===============  =============  =============  ============

Total Return...........................           (22.3%)       49.71%            1.40%         20.12%         (1.07%)       (5.14%)

Ratio/Supplementary Data:
Net Assets at End of Period
     (000's omitted)...................           $4,067        $7,208           $7,310        $12,257        $16,399        $35,470
Ratios to Average Net Assets:
     Expenses..........................             1.50%         1.93%            2.00% (b)      2.00%          2.00%        2.01%
     Expenses excluding
        reimbursement/waiver...........             3.64%         2.96%            2.93% (b)      2.44%              -        2.17%
     Net investment loss...............            (0.56%)       (1.29%)          (1.13%)(b)     (1.14%)        (0.23%)      (0.96%)
Portfolio Turnover Rate................           118.40%       100.61%           95.05%        157.01%        115.33%       168.61%


------------------------------------------

(a)  Calculated using the weighted average shares outstanding.
(b)  Annualized.

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL(R) SMALL CAP CONTRARIAN FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999

================================================================================


NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). These financial statements relate to Oak Hall(R) Small Cap Contrarian Fund (the "Fund"), a diversified portfolio of the Trust that commenced operations on July 13, 1992. The Trust currently has twenty-two active investment portfolios (each a "Series"). The Fund is authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from these estimates. The following summarizes the significant accounting policies of the
Fund:

SECURITY VALUATION - Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Short-term securities that mature in sixty days or less are valued at amortized cost.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Fund are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. (Therefore, no federal income or excise tax provision is required.)

EXPENSE  ALLOCATION  -  The  Trust  accounts   separately  for  the  assets  and
liabilities   and  operations  of  each  Series.   Expenses  that  are  directly
attributable to more than one Series are allocated among the respective Series.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are determined on the basis of identified cost.









--------------------------------------------------------------------------------
                                                                  FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL(R) SMALL CAP CONTRARIAN FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999

================================================================================


NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser to the Fund is Oak Hall(R) Capital Advisors, L.P. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has voluntarily waived its fees, and assumed certain expenses of the Fund, so that total expenses of the Fund would not exceed 1.50% of average net assets. For the year ended March 31, 1999, fees waived and expenses reimbursed were $38,224 and $70,978, respectively.

ADMINISTRATOR - The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.25% of the average daily net assets of the Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives an annual fee of $12,000, plus certain shareholder account fees.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to the Fund under which the Trust may pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to the Fund. For the year ended March 31, 1999, no payments were made under the service plan.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as the Fund's distributor. FFS receives no compensation for its distribution services. Prior to January 1, 1999, Forum Financial Services, Inc. provided distribution services to the Fund.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000, plus certain amounts based upon the asset level of the Fund as well as the number and type of portfolio transactions.

NOTE 4.  SECURITY TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, totaled $5,768,005 and $7,118,080, respectively, for the year ended March 31, 1999.

For federal income tax purposes, the tax basis of investment securities owned as of March 31, 1999, was $3,968,714, and the net unrealized appreciation of investment securities was $87,538. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $431,336 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $343,798.

As of March 31, 1999, the Fund had a capital loss carryover available to offset future capital gains in the amount of $236,740, expiring March 31, 2007.









--------------------------------------------------------------------------------
                                                                  FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL(R) SMALL CAP CONTRARIAN FUND
INDEPENDENT AUDITORS' REPORT


================================================================================


The Board of Trustees and Shareholders,
Forum Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Oak Hall(R) Small Cap Contrarian Fund (one of the portfolios constituting Forum Funds) as of March 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended March 31, 1998 and March 31, 1999, and the financial highlights for the years ended March 31, 1998 and March 31, 1999, nine months ended March 31, 1997 and each of the years in the three year period ended June 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oak Hall(R) Small Cap Contrarian Fund, as of March 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Boston, MA
May 7, 1999



-------------------------------------------------------------------------------
                                                                  FORUM FUNDS(R)
                                       11

================================================================================









INVESTMENT ADVISER
Oak Hall(R) Capital Advisors, L.P.
122 East 42nd Street--24th Floor
New York, NY 10168
http://www.oakhallfund.com


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

TRUSTEES
John Y. Keffer
Costas Azariadis
James C. Cheng
J. Michael Parish

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, ME 04101

DISTRIBUTOR
Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101





This Report is authorized for distribution only to shareholders and to others who have received a copy of the Oak Hall(R) Small Cap Contrarian Fund Prospectus.


================================================================================

================================================================================







                                   OAK HALL(R)
                                    SMALL CAP
                                 CONTRARIAN FUND



                                  ANNUAL REPORT




                                 March 31, 1999









                                     [LOGO]



================================================================================